Share-based payment	12 Months Ended
Dec. 31, 2019
Share-based payment
Share-based payment

28. Share‑based payment

28.1. Stock option

In the Special Shareholders’ Meeting held on December 4, 2012, the Stock Option Plan of Linx S.A. was approved. Such plan establishes the general conditions for grant of shares issued by the Company, under the terms of article 168, paragraph 3, Law 6404/76.

The fair value of each option granted is estimated at the grant date, based on the Black-Scholes stock pricing model, which considered the following variables and results:

Stock option
Grant					Fair value assumptions
					Expected
		Quantity	Strike
		of	price -				Risk-free	Maturity
Number	Date	options	Reais	Option pricing	Dividends -%	Volatility -%	interest rate, %	term	Maturity date
1st	2013	1,842,951	18.72	12.73	3.30%	25.24%	10.27%	4 years	2017
2nd	2014	406,059	33.83	11.81	0.80%	25.11%	10.12%	4 years	2018
3rd	2015	432,855	38.72	11.86	1.28%	24.00%	12.96%	4 years	2019
4th	2016	566,592	38.17	14.02	0.85%	25.01%	7.25%	4 years	2020
5th	2017	391,618	16.99	3.83	1.34%	24.25%	9.71%	4 years	2021
6th	2018	420,552	21.61	2.99	1.39%	23.69%	7.43%	4 years	2022

Changes in stock option plan are as follows:

	Stock option plan
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2018	946,123	16.41
(-) Exercised	(208,076)	37.53
(-) Canceled	(21,874)	43.52
December 31, 2019	716,173	19.16

There were no new grants for the year ended December 31, 2019

28.2. Restricted shares

The fair value of each restricted share is estimated on the concession date with basis on the Black-Scholes option pricing model and considering the following variables and results:

Deferred shares
Grant						Fair value assumptions
					Expected
									Maturity
Number	Date	Number of shares	Strike price - Reais	Pricing shares	Dividends -%	Volatility -%	Risk-free interest rate, %	Maturity term	date of
1st	2016	10,446	19.45	16.00	0.80%	25.01%	13.64%	1 years	2017
2nd	2017	884,602	29.43	27.84	1.34%	24.25%	9.71%	4 years	2021
3rd	2018	448,489	19.16	18.12	1.39%	23.69%	7.43%	4 years	2022
4th	2019	3,232,761	29.27	27.75	1.33%	27.14%	6.42%	4 years	2023

The financial activity of the restricted shares is presented below:

	Restricted shares
	Number of	Strike
	outstanding	price
	shares	(in Reais)
December 31, 2018	1,033,868	19.16
Granted	3,232,761	29.27
(-) Exercised	(13,810)	19.11
(-) Canceled	(553,225)	25.49
December 31, 2019	3,699,594	34.33

The accumulated effect in the period ended December 31, 2019 is R$23,633 (R$4,556 as of December 31, 2018) recorded in the statement of income as payroll expenses. This effect did not impact the Company’s cash.

The accumulated balance in shareholders’ equity presented in the capital reserve under “stock option plan” in the period ended December 31, 2019 is R$39,737 (R$16,104 as of December 31, 2018).